Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary Of Assets And Liabilities Measured At Fair Value
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value as of December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$47,127	$—	$—	$47,127
Marketable securities	—	397,458	—	397,458
Derivative asset	—	202	—	202
Total fair value	$47,127	$397,660	$—	$444,787
Liabilities:
Assumed common stock warrants (Public)	$35,983	$—	$—	$35,983
Assumed common stock warrants (Private Placement)	—	16,877	—	16,877
Earnout liability	—	—	127,757	127,757
Derivative liability	—	103	—	103
Total fair value	$35,983	$16,980	$127,757	$180,720

	Fair Value as of December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$1,874	$—	$—	$1,874
Total fair value	$1,874	$—	$—	$1,874
Liabilities:
Redeemable convertible preferred stock warrants liability	$—	$—	$19,233	$19,233
Derivative liability	—	—	1,239	1,239
	$—	$—	$20,472	$20,472

Schedule of Marketable Securities
The following table summarizes, by major security type, the Company’s marketable securities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. Amortized cost net of unrealized gain (loss) is equal to fair value as of December 31, 2021. The fair value as of December 31, 2021 is as follows:

	As of December 31, 2021
(in thousands)
Investments Classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$274,939	$100	$(1,725)	$273,314
Asset-backed securities	96,713	190	(199)	96,704
U.S. government and agency securities	20,235	—	(64)	20,171
Foreign government and agency securities	3,262	—	(19)	3,243
Municipal/provincial bonds and other	4,000	5	—	4,005
Total	$399,149	$295	$(2,007)	$397,437
Pending purchases and sales	21	—	—	21
Total marketable securities	$399,170	$295	$(2,007)	$397,458

Schedule of Marketable Security Contractual Maturities
The contractual maturities of the investments classified as marketable securities are as follows (in millions):

(in thousands)	Mature within one year	Mature after one year through two years	Mature over two years	Fair Value
Corporate bonds	$92,559	$134,199	$46,556	$273,314
Asset-backed securities	—	2,000	94,704	96,704
U.S. government and agency securities	—	7,995	12,176	20,171
Foreign government and agency securities	2,877	—	366	3,243
Municipal/provincial bonds and other	2,002	2,003	—	4,005
Total	$97,438	$146,197	$153,802	$397,437
Pending purchases and sales				21
Total marketable securities	$97,438	$146,197	$153,802	$397,458

Summary of Key Assumptions for Determining Fair Value of Redeemable Convertible Preferred Stock Warrants	A summary of key assumptions in the BSM for determining the fair value of redeemable convertible preferred stock warrants include:

December 31, 2020
Expected life (years)	3.00
Risk-free interest rate	0.17%
Expected volatility	70.00%
Dividend yield	0%

Summary of Fair Value of Redeemable Convertible Preferred Stock Warrants Liability and Derivative Liability	The following table sets forth a summary of the activities of the Company’s redeemable convertible preferred stock warrant liability and embedded components of the stockholder convertible notes payable, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy wherein fair value is estimated using significant unobservable inputs:

Redeemable Convertible Preferred Stock Warrant	Years Ended December 31,
(in thousands)	2021	2020
Beginning warrant liability balance	$19,233	$735
Change in fair value of warrants liability	35,034	18,498
Reclassification to APIC upon recapitalization	(54,267)	—
Ending warrant liability balance	$—	$19,233

Embedded Derivative - Stockholder Convertible Notes Payable	Years Ended December 31,
(in thousands)	2021	2020
Beginning derivative liabilities balance	$1,238	$150
Change in fair value	(1,238)	1,088
Ending derivative liabilities balance	$—	$1,238